Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Valuation allowance increased	$ 3,500,000	$ 3,100,000
Write-off amount	0
Tax credit carryforward	200,000
Federal [Member]
Income Taxes [Line Items]
Net operating loss	59,000,000
Capital loss carryovers	11,800,000
State [Member]
Income Taxes [Line Items]
Net operating loss	64,700,000
Capital loss carryovers	$ 200,000